General and Administrative Expenses	6 Months Ended
Jun. 30, 2026
General and Administrative Expenses
General and Administrative Expenses

Note 14 – General and Administrative Expenses

General and administrative expenses comprised the following:

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
Salaries and benefits	$2.7	$3.0	$7.6	$7.6
Professional fees	2.9	5.2	4.9	7.4
Community contributions	0.3	0.1	0.4	0.5
Board of Directors' costs	0.2	0.1	0.3	0.2
Office expenses	0.2	0.2	0.8	0.8
Insurance costs	0.2	0.2	0.4	0.4
Other expenses	1.3	0.8	2.6	2.1
	$7.8	$9.6	$17.0	$19.0